S-K 1603(c) Fiduciary Duties to Other Companies	Jun. 02, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Ian Lee Hanna	ARC	Broker-dealer	Chief Executive Officer